Short-Term Borrowings (Tables)	12 Months Ended
Jun. 30, 2026
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings
	As of June 30,
	2025	2026
	RMB	RMB
Xiamen International Bank Co., Ltd. (“Xiamen International”)	4,277,000	3,760,000
Total	4,277,000	3,760,000